Consolidated Statements of Financial Position - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Non-current assets
Property, plant and equipment		$ 512,601	$ 689,517
Right-of-use assets		138,483	207,724
Deferred tax assets		29,787	13,629
Total non-current assets		680,871	910,870
Current assets
Inventories		1,646,333	1,802,723
Trade and other receivables		1,497,817	945,030
Deferred initial public offering (“IPO”) costs		795,771	230,642
Amounts due from related parties		1,053,708	2,053,318
Loans to related parties		4,291,215	4,001,174
Cash and bank balances		102,697	235,348
Total current assets		9,387,541	9,268,235
Total assets		10,068,412	10,179,105
Equity attributable to owners of the Company
Share capital	[1]	160	160
Merger reserve		13	13
Capital reserve		(2,500,000)	(2,500,000)
Foreign currency translation reserve		5,130	5,130
Retained earnings		2,872,801	2,663,128
Total equity		378,104	168,431
Non-current liabilities
Lease liabilities		87,632	168,549
Borrowings			4,360,385
Total non-current liabilities		87,632	4,528,934
Current liabilities
Trade and other payables		4,424,830	2,466,368
Lease liabilities		80,916	74,715
Borrowings		5,088,600	2,823,729
Income tax payable		8,330	116,928
Total current liabilities		9,602,676	5,481,740
Total liabilities		9,690,308	10,010,674
Total equity and liabilities		$ 10,068,412	$ 10,179,105

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 1.